Investment Objectives and Goals - Logan Capital Broad Innovative Growth ETF	Aug. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Logan Capital Broad Innovative Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Logan Capital Broad Innovative Growth ETF (the “Fund”) seeks long-term capital appreciation.